Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class C1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C1 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C1 | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class IS | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class IS | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class IS | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class 1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Class 1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
Class 1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class 1 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class 1 | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%